Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Mar. 06, 2026	Feb. 13, 2026	Feb. 25, 2026	Jan. 30, 2026
Subsequent Events [Line Items]
Shares authorized			10,000,000,000
Class A Common Stock [Member]
Subsequent Events [Line Items]
Treasury shares				186,738
Common shares issued			9,600,000,000
Par value (in Dollars per share)			$ 0.01
Class A Common Stock [Member] | Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Aggregate purchase of warrant		120,000,000
Gross proceeds from issuance shares (in Dollars)	$ 24.0
Class B Common Stock [Member]
Subsequent Events [Line Items]
Common shares issued			400,000,000
Par value (in Dollars per share)			$ 0.01
Private Placement [Member] | Class A Common Stock [Member] | Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Private placement shares		60,000,000
Par value (in Dollars per share)		$ 0.01
Subscription price per share (in Dollars per share)		$ 0.4